Share-Based Compensation - Summary of NES Activities under 2006 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 19.26	$ 22.80	$ 12.97
2006 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	619,930	1,510,970	521,000
Number of NES, Granted	833,670	19,830	2,165,525
Number of NES, Vested	(575,432)	(810,052)	(1,054,962)
Number of NES, Forfeited	(271,768)	(100,818)	(120,593)
Number of NES, Ending balance	606,400	619,930	1,510,970
Weighted-average grant date fair value, Beginning balance	$ 12.39	$ 13.45	$ 20.47
Number of NES, vested and expect to vest at May 31, 2015	606,400
Weighted-average grant date fair value, Granted	$ 19.26	22.80	12.97
Weighted-average grant date fair value, Vested	15.44	14.30	15.84
Weighted-average grant date fair value, Forfeited	13.23	14.97	14.40
Weighted-average grant date fair value, Ending balance	18.55	12.39	13.45
Weighted-average grant date intrinsic value, Beginning balance	12.39	13.45	20.47
Weighted-average grant date fair value, NES vested and expect to vest at May 31, 2015	18.55
Weighted-average grant date intrinsic value, Granted	19.26	22.80	12.97
Weighted-average grant date intrinsic value, Vested	15.44	14.30	15.84
Weighted-average grant date intrinsic value, Forfeited	13.23	14.97	14.40
Weighted-average grant date intrinsic value, Ending balance	18.55	$ 12.39	$ 13.45
Weighted-average grant date intrinsic value, NES vested and expect to vest at May 31, 2015	$ 18.55